Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions

24. Related Party Transactions
The Company’s related parties include its subsidiaries, and key management personnel. Transactions with the Company's subsidiaries have been eliminated on consolidation.
Compensation of key management personnel
Key management personnel compensation is summarized as follows:

	2023	2022
Short-term employee benefits(1)	$3,257	$2,891
Share-based compensation(2)	2,552	2,285
	$5,809	$5,176
(1)Includes annual salaries and short-term incentives.
(2)Includes annual stock option grants, DSUs, RSUs, and PSUs.